STOCK-BASED COMPENSATION PLANS - Restricted Stock Units Activity (Details) - Stock Incentive Plan - Restricted Stock Units (RSUs) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Restricted Stock Units (in millions)
Non-vested at beginning of period (in shares)	2.5	2.6	2.7
Awards transferred to Solstice at spin-off (in shares)	(0.1)
Adjustment to awards related to spin-off of Solstice (in shares)	0.1
Granted (in shares)	1.3	1.0	1.1
Vested (in shares)	(0.8)	(0.8)	(0.9)
Forfeited (in shares)	(0.3)	(0.3)	(0.3)
Non-vested at end of period (in shares)	2.7	2.5	2.6
Weighted Average Grant Date Fair Value Per Share
Non-vested at beginning of period (in dollars per share)	$ 194.85	$ 189.18	$ 181.10
Awards transferred to Solstice at spin-off (in dollars per share)	204.06
Granted (in dollars per share)	206.97	200.44	194.81
Vested (in dollars per share)	191.73	185.70	171.92
Forfeited (in dollars per share)	198.18	191.68	187.13
Non-vested at end of period (in dollars per share)	$ 191.35	$ 194.85	$ 189.18